Consolidated statements of operations (Parenthetical) - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based compensation		€ 19,900	€ 20,700	€ 16,000
Amortization of intangible assets	[1]	1,685	1,684	3,220
Cost of revenue
Share-based compensation		269	184	115
General and administrative expenses from related party		44	59	68
Selling and marketing
Share-based compensation		2,359	3,273	3,514
General and administrative expenses from related party		263	42	0
Technology and content, net of capitalized internal-use software and website development costs
Share-based compensation		5,978	5,260	3,614
General and administrative expenses from related party		465	700	361
General and administrative
Share-based compensation		11,285	11,985	8,782
Amortization of intangible assets		656	785	408
General and administrative expenses from related party		43	9	109
Acquired technology
Amortization of intangible assets		143	278	59
Internal use software and website development costs
Amortization of intangible assets		4,300	3,000	1,700
Internal use software and website development costs | Selling and marketing
Amortization of intangible assets		360	0	0
Internal use software and website development costs | Technology and content, net of capitalized internal-use software and website development costs
Amortization of intangible assets		€ 3,239	€ 2,214	€ 1,742

[1]

	Year ended December 31,
	2017	2018	2019
Amortization of internal use software costs included in selling and marketing	—	—	360
Amortization of acquired technology included in amortization of intangible assets	59	278	143
Amortization of internal use software and website development costs included in technology and content	1,742	2,214	3,239
Amortization of internal use software costs included in general and administrative	408	785	656